Restructuring	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In response to the impact of COVID-19, the Company implemented a restructuring plan in April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company incurred total severance-related and legal costs of $3.8 million, as well as modified the terms of stock options previously awarded to impacted employees (see Note 15—Stock-Based Compensation). As of December 31, 2020, there was no remaining liability for restructuring-related costs.
The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s consolidated statements of operations (in thousands):

Year Ended December 31, 2020
Operations and support	$796
Marketing	593
Product development	1,743
General and administrative	631
Total restructuring charges	$3,763
There were no restructuring charges recorded in costs and expenses in the Company’s consolidated statements of operations for the year ended December 31, 2021.